Shareholders' equity - Amounts of Capital (Details) $ in Millions	Dec. 31, 2022 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	$ 4,290
Tier 1 capital	6,689
Total capital	4,742
Tier 1 leverage ratio	6,990
SLR	6,054
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	11,175
Tier 1 capital	9,236
Total capital	6,751
Tier 1 leverage ratio	4,033
SLR	$ 4,442